Condensed Financial Statements of Parent Company - Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	¥ (863,800,000)	$ (132,379,179)	¥ (2,367,295,070)	¥ (434,764,524)
Cash flows used in investing activities	782,544,989	119,930,266	(1,224,151,603)	(72,492,552)
Cash flows provided by/(used in) financing activities	307,746,200	47,164,168	1,768,001,310	2,298,043,751
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(7,414,861)	(1,136,377)	12,845,762	117,043,158
Cash, cash equivalents and restricted cash at the beginning of year	375,688,645	57,576,804	2,186,288,246	278,458,413
Cash, cash equivalents and restricted cash at the end of year	594,790,831	91,155,682	375,688,645	2,186,288,246
Parent Company
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	(354,228)	(54,288)	39,182,532	23,710,900
Cash flows used in investing activities	(10,007,458)	(15,593,371)	(3,327,606,050)	(591,572,091)
Cash flows provided by/(used in) financing activities	(135,744,000)	(1,533,710)	1,397,381,828	2,206,005,176
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(240,705)	(36,890)	15,905,018	118,146,408
Net increase in cash and cash equivalents	(146,346,391)	(22,428,566)	(1,875,136,672)	1,756,290,393
Cash, cash equivalents and restricted cash at the beginning of year	148,279,138	22,724,772	2,023,415,810	267,125,417
Cash, cash equivalents and restricted cash at the end of year	¥ 1,932,747	$ 296,206	¥ 148,279,138	¥ 2,023,415,810